SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
List of Accounting Policies [Abstract]
Disclosure of impact of initial application of new standards or interpretations	Our significant accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:

•	information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;

•	information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and

•	information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments	16	X		X
5	Revenue Recognition	17	X	X	X
7	Property, Plant and Equipment	21	X	X	X
8	Leases	23	X	X	X
9	Intangible Assets and Goodwill	26	X	X	X
13	Income Taxes	30	X		X
14	Earnings Per Share	32	X
15	Accounts Receivable	32	X
16	Inventories	33	X
17	Financial Instruments	33	X	X	X
18	Investments	44	X
20	Provisions	47	X	X	X
23	Post-Employment Benefits	52	X	X
25	Stock-Based Compensation	58	X	X
28	Commitments and Contingent Liabilities	63	X		X

Below is the effect of transition to IFRS 16 on our condensed consolidated statement of financial position as at January 1, 2019.

(In millions of dollars)	As reported as at December 31, 2018 (see note 15)	Effect of IFRS 16 transition	Subsequent to transition as at January 1, 2019

Assets
Current assets:
Cash and cash equivalents	405	—	405
Accounts receivable	2,236	—	2,236
Inventories	466	—	466
Current portion of contract assets	1,052	—	1,052
Other current assets	459	(23)	436
Current portion of derivative instruments	270	—	270
Total current assets	4,888	(23)	4,865

Property, plant and equipment	11,780	1,481	13,261
Intangible assets	7,205	—	7,205
Investments	2,134	—	2,134
Derivative instruments	1,339	—	1,339
Contract assets	535	—	535
Other long-term assets	132	—	132
Goodwill	3,905	—	3,905

Total assets	31,918	1,458	33,376

Liabilities and shareholders' equity
Current liabilities:
Short-term borrowings	2,255	—	2,255
Accounts payable and accrued liabilities	3,052	(55)	2,997
Income tax payable	177	—	177
Other current liabilities	132	—	132
Contract liabilities	233	—	233
Current portion of long-term debt	900	—	900
Current portion of derivative instruments	87	—	87
Current portion of lease liabilities	—	190	190
Total current liabilities	6,836	135	6,971

Provisions	35	—	35
Long-term debt	13,390	—	13,390
Derivative instruments	22	—	22
Lease liabilities	—	1,355	1,355
Other long-term liabilities	546	—	546
Deferred tax liabilities	2,910	(9)	2,901
Total liabilities	23,739	1,481	25,220

Shareholders' equity	8,179	(23)	8,156

Total liabilities and shareholders' equity	31,918	1,458	33,376